Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of Stock by Class
Preferred stock with a par value of $0.01 and a liquidation value of $1,000 and additional paid in capital attributable to preferred stock at June 30, 2016 is summarized as follows:

	Rate	Earliest Redemption Date	Shares Outstanding	Preferred Shares
				(Dollars in millions)
Series C Preferred Stock	9.0%	1/31/2012	266,657	$267

Preferred stock with a par value of $0.01 and a liquidation value of $1,000 and additional paid in capital attributable to preferred stock at December 31, 2015 is summarized as follows.

	Dividend Rate (1)	Earliest Redemption Date (1)	Shares Outstanding	Preferred Shares	Preferred Stock
	(Dollars in millions)
Series C Preferred Stock	9.0%	1/31/2012	266,657	$—	$267

(1)	Earliest redemption date at the Company's option.